INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2018
Schedule of Investments [Abstract]
Other-Than-Temporary Loss on Debt and Equity Securities

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥—	¥31	¥873

Summary of Investments in Debt and Equity Securities

Investments in debt and equity securities at March 31, 2017 and 2018, included in short-term investments in debt securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2017				2018
	Cost*[1]	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*[1]	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities*[2]	¥267,526	¥1,048,127	¥780,644	¥43	¥270,403	¥993,707	¥723,309	¥5

Total equity securities	267,526	1,048,127	780,644	43	270,403	993,707	723,309	5

Total available-for-sale securities	267,526	1,048,127	780,644	43	270,403	993,707	723,309	5

Held-to-maturity securities:
Corporate bonds	167,329	167,135	172	366	93,728	94,525	854	57
Government bonds and public bonds	3	3	—	—	2	2	—	—
Commercial paper	—	—	—	—	1,123	1,123	—	0

Total held-to-maturity securities	167,332	167,138	172	366	94,853	95,650	854	57

Total	¥434,858	¥1,215,265	¥780,816	¥409	¥365,256	¥1,089,357	¥724,163	¥62

*1	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.
*2	Marketable equity securities mainly consist of the shares of KDDI Corporation, which is a telecommunications carrier in Japan. At March 31, 2018, Kyocera Corporation’s equity interest in KDDI Corporation was 12.95%. Cost, aggregate fair value and gross unrealized gain of the shares of KDDI Corporation held by Kyocera are as follows:

	March 31,
	2017				2018
	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss
	(Yen in millions)
Shares of KDDI Corporation	¥242,868	¥979,151	¥736,283	¥—	¥242,868	¥910,288	¥667,420	¥—

Gross Unrealized Gains on Equity Securities

	March 31,
	2017				2018
	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss
	(Yen in millions)
Shares of KDDI Corporation	¥242,868	¥979,151	¥736,283	¥—	¥242,868	¥910,288	¥667,420	¥—

Summary of Dividends Received

Kyocera received dividends from KDDI Corporation, and included them in interest and dividend income in the consolidated statements of income, are summarized as follows:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Dividends from KDDI Corporation	¥22,334	¥25,132	¥30,159

Short-Term and Long-Term Investments in Debt and Equity Securities

Short-term investments in debt securities and long-term investments in debt and equity securities at March 31, 2017 and 2018 are as follows:

	March, 31
	2017			2018
	Available- for-Sale	Held-to- Maturity	Total	Available- for-Sale	Held-to- Maturity	Total
	(Yen in millions)
Short-term investment in debt securities	¥—	¥84,703	¥84,703	¥—	¥38,023	¥38,023
Long-term investment in debt and equity securities	1,048,127	82,629	1,130,756	993,707	56,830	1,050,537

Total	¥1,048,127	¥167,332	¥1,215,459	¥993,707	¥94,853	¥1,088,560

Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities

At March 31, 2018, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2018
	Available-for-Sale		Held-to-Maturity
	Cost	Aggregate Fair Value	Cost	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥—	¥—	¥38,023	¥38,051
Due after 1 year to 5 years	—	—	56,830	57,599
Due after 5 years	—	—	—	—
Equity securities	270,403	993,707	—	—

Total	¥270,403	¥993,707	¥94,853	¥95,650

Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥39,118	¥229	¥2,377
Gross realized gains	20,352	190	1,594
Gross realized losses	1	—	—

Summary of Carrying Amounts of Other Investments

Carrying amounts of these investments at March 31, 2017 and 2018, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2017	2018
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥213,143	¥159,310
Non-marketable equity securities	15,865	21,453
Long-term loans	43	0
Investments in affiliates and an unconsolidated subsidiary	5,863	3,874

Total	¥234,914	¥184,637